Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Lessee Lease Description [Line Items]
Gain on modification of office lease	$ 13,907	$ 0	$ 0
Impairment of right-of-use assets	$ 0	$ 2,452	$ 1,629
Minimum
Lessee Lease Description [Line Items]
Lessee operating lease, term of contract	1 year
Lessee finance lease, term of contract	1 year
Maximum
Lessee Lease Description [Line Items]
Lessee operating lease, term of contract	11 years
Lessee finance lease, term of contract	5 years